Debt - Schedule of Company's future minimum principal payments under its debt arrangements (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Registration Payment Arrangement [Line Items]
2026	$ 11,067
2027	808
2028	8,378
2029	20,000
2030	2,867
Total principal debt payments and final payment fee	43,120
Debt unamortized debt discount	(978)
Debt instruemnt final payment fee	(1,199)
Debt, current portion	(11,065)
Debt, net of current portion	29,878
Other Debt [Member]
Registration Payment Arrangement [Line Items]
2026	1,067
2027	808
2028	8,378
2029	20,000
2030	2,867
Total principal debt payments and final payment fee	33,120
Debt unamortized debt discount	(978)
Debt instruemnt final payment fee	(1,199)
Debt, current portion	(1,065)
Debt, net of current portion	29,878
Second Lien Loans [Member]
Registration Payment Arrangement [Line Items]
2026	10,000
2027	0
2028	0
2029	0
2030	0
Total principal debt payments and final payment fee	10,000
Debt unamortized debt discount	0
Debt instruemnt final payment fee	0
Debt, current portion	(10,000)
Debt, net of current portion	$ 0